Intangible assets - Reconciliation of intangible assets (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of intangible assets
Opening amount			£ 799,640,000	£ 717,544,000
Additions			16,332,000	128,765,000
Disposals			(7,929,000)	(2,844,000)
Amortization charge	£ (33,440,000)	£ (37,335,000)	(68,571,000)	(73,389,000)
Closing amount	739,472,000	770,076,000	739,472,000	770,076,000
Cost / gross value
Reconciliation of intangible assets
Opening amount			1,217,426,000	1,073,505,000
Closing amount	1,198,449,000	1,160,851,000	1,198,449,000	1,160,851,000
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(417,786,000)	(355,961,000)
Closing amount	(458,977,000)	(390,775,000)	(458,977,000)	(390,775,000)
Goodwill
Reconciliation of intangible assets
Opening amount			421,453,000	421,453,000
Closing amount	421,453,000	421,453,000	421,453,000	421,453,000
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount			421,453,000	421,453,000
Closing amount	421,453,000	421,453,000	421,453,000	421,453,000
Registrations
Reconciliation of intangible assets
Opening amount			369,508,000	290,520,000
Additions			14,461,000	126,912,000
Disposals			(7,929,000)	(2,844,000)
Amortization charge			(66,947,000)	(72,756,000)
Closing amount	309,093,000	341,832,000	309,093,000	341,832,000
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount			785,594,000	645,433,000
Closing amount	764,746,000	730,926,000	764,746,000	730,926,000
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(416,086,000)	(354,913,000)
Closing amount	(455,653,000)	(389,094,000)	(455,653,000)	(389,094,000)
Other intangible assets
Reconciliation of intangible assets
Opening amount			8,679,000	5,571,000
Additions			1,871,000	1,853,000
Amortization charge			(1,624,000)	(633,000)
Closing amount	8,926,000	6,791,000	8,926,000	6,791,000
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount			10,379,000	6,619,000
Closing amount	12,250,000	8,472,000	12,250,000	8,472,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(1,700,000)	(1,048,000)
Closing amount	£ (3,324,000)	£ (1,681,000)	£ (3,324,000)	£ (1,681,000)